Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Summary of Right-of-Use Assets

Right-of-use assets comprised the following (in thousands):

	Property	Vehicles	Totals
2020
At January 1, 2020	$114,618	$558	$115,176
Additions	90,240	162	90,402
Remeasurements	13	(8)	5
Depreciation charge for the year	(27,048)	(224)	(27,272)
Impairment charge for the year	(2,234)	-	(2,234)
Foreign exchange	3,149	1	3,150
At December 31, 2020	$178,738	$489	$179,227
2021
At January 1, 2021	$178,738	$489	$179,227
Additions	42,931	300	43,231
Remeasurements	15,242	1	15,243
Depreciation charge for the year	(33,727)	(304)	(34,031)
Foreign exchange	(8,095)	(26)	(8,121)
At December 31, 2021	$195,089	$460	$195,549

Summary of Lease liabilities

Lease liabilities comprised the following as at December 31 (in thousands):

	2020	2021
Current lease liabilities	$26,128	$33,594
Non-current lease liabilities	165,275	180,915
Total lease liabilities	$191,403	$214,509